STOCK COMPENSATION	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK COMPENSATION

NOTE 12 – STOCK COMPENSATION

The Company accounts for stock option compensation issued to employees for services in accordance with ASC Topic 718, “Compensation – Stock Compensation”. ASC Topic 718 requires companies to recognize in the statement of operations the grant-date fair value of stock options and other equity based compensation issued to employees. The value of the portion of an employee award that is ultimately expected to vest is recognized as an expense over the requisite service periods using the straight-line attribution method. The Company accounts for non-employee share-based awards in accordance with the measurement and recognition criteria of ASC Topic 505-50, Equity-Based Payments to Non-Employees. The Company estimates the fair value of stock options by using the Black-Scholes option-pricing model.

Stock options issued to consultants and other non-employees as compensation for services provided to the Company are accounted for based on the fair value of the services provided or the estimated fair market value of the option, whichever is more reliably measurable in accordance with FASB ASC 505, Equity, and FASB ASC 718, including related amendments and interpretations. The related expense is recognized over the period the services are provided.

On April 20, 2011, the Company's board of directors and majority stockholder adopted the 2011 Stock Option Plan (the "2011 Plan"), to be effective on January 3, 2011. The purpose of the 2011 Plan is to provide an incentive to attract and retain directors, officers, consultants, advisors and employees whose services are considered valuable, to encourage a sense of proprietorship and to stimulate an active interest of such persons into our development and financial success. Under the 2011 Plan, the Company is authorized to issue incentive stock options intended to qualify under Section 422 of the Code, non-qualified stock options, stock appreciation rights, performance shares, restricted stock and long-term incentive awards. The Company has reserved for issuance an aggregate of 900,000 shares of common stock under the 2011 Plan. The maximum aggregate number of shares of Company stock that shall be subject to Grants made under the Plan to any individual during any calendar year shall be 180,000 shares. The Company's board of directors will administer the 2011 Plan until such time as such authority has been delegated to a committee of the board of directors. The material terms of each option granted pursuant to the 2011 Plan by the Company shall contain the following terms: (i) that the purchase price of each share purchasable under an incentive option shall be determined by the Committee at the time of grant, (ii) the term of each option shall be fixed by the Committee, but no option shall be exercisable more than 10 years after the date such option is granted and (iii) in the absence of any option vesting periods designated by the Committee at the time of grant, options shall vest and become exercisable in terms and conditions, consistent with the Plan, as may be determined by the Committee and specified in the Grant Instrument. As of December 31, 2016, 27,000 shares were remaining under the 2011 Plan for future issuance.

On April 1, 2013, the Company's board of directors and majority stockholder adopted the 2013 Stock Option Plan (the "2013 Plan"), to be effective on April 1, 2013. The purpose of the 2013 Plan is to provide an incentive to attract and retain directors, officers, consultants, advisors and employees whose services are considered valuable, to encourage a sense of proprietorship and to stimulate an active interest of such persons into our development and financial success. Under the 2013 Plan, the Company is authorized to issue incentive stock options intended to qualify under Section 422 of the Code, non-qualified stock options, stock appreciation rights, performance shares, restricted stock and long-term incentive awards. The Company has reserved for issuance an aggregate of 900,000 shares of common stock under the 2013 Plan. The maximum aggregate number of shares of Company stock that shall be subject to grants made under the 2013 Plan to any individual during any calendar year shall be 180,000 shares. The Company's board of directors will administer the 2013 Plan until such time as such authority has been delegated to a committee of the board of directors. The material terms of each option granted pursuant to the 2013 Plan by the Company shall contain the following terms: (i) that the purchase price of each share purchasable under an incentive option shall be determined by the Committee at the time of grant, (ii) the term of each option shall be fixed by the Committee, but no option shall be exercisable more than 10 years after the date such option is granted and (iii) in the absence of any option vesting periods designated by the Committee at the time of grant, options shall vest and become exercisable in terms and conditions, consistent with the 2013 Plan, as may be determined by the Committee and specified in the grant instrument. As of December 31, 2016, 132,000 shares were remaining under the 2013 Plan for future issuance.

On May 22, 2015, the Company's board of directors and majority stockholder adopted the 2015 Stock Option Plan (the "2015 Plan"), to be effective on May 22, 2015. The purpose of the 2015 Plan is to provide an incentive to attract and retain directors, officers, consultants, advisors and employees whose services are considered valuable, to encourage a sense of proprietorship and to stimulate an active interest of such persons into our development and financial success. Under the 2015 Plan, the Company is authorized to issue incentive stock options intended to qualify under Section 422 of the Code, non-qualified stock options, stock appreciation rights, performance shares, restricted stock and long-term incentive awards. The Company has reserved for issuance an aggregate of 1,000,000 shares of common stock under the 2015 Plan. The maximum aggregate number of shares of Company stock that shall be subject to grants made under the 2015 Plan to any individual during any calendar year shall be 100,000 shares. The Company's board of directors will administer the 2015 Plan until such time as such authority has been delegated to a committee of the board of directors. The material terms of each option granted pursuant to the 2015 Plan by the Company shall contain the following terms: (i) that the purchase price of each share purchasable under an incentive option shall be determined by the Committee at the time of grant, (ii) the term of each option shall be fixed by the Committee, but no option shall be exercisable more than 10 years after the date such option is granted and (iii) in the absence of any option vesting periods designated by the Committee at the time of grant, options shall vest and become exercisable in terms and conditions, consistent with the 2015 Plan, as may be determined by the Committee and specified in the grant instrument. As of December 31, 2016, 385,000 shares were remaining under the 2015 Plan for future issuance.

On March 23, 2015 the Company granted 40,000 ten-year stock options, which have an exercise price of $0.75 per share and cliff vest annually over four years starting in March 2016 to a director.  The aggregate fair value of these options was computed at $17,224 or $0.4306 per option.

On October 27, 2015 the Company granted 60,000 ten-year stock options, which have an exercise price of $0.65 per share and cliff vest annually over four years starting October 2016 to a director.  The aggregate fair value of these options was computed at $22,392 or $0.3732 per option.

On October 27, 2015 the Company granted 100,000 ten-year stock options, which have an exercise price of $0.65 per share and cliff vest annually over four years starting October 2016 to an executive officer and director.  The aggregate fair value of these options was computed at $37,318 or $0.3732 per option.

On March 22, 2016 the Company granted 100,000 ten-year stock options, which have an exercise price of $0.695 per share to an executive officer and director.  The aggregate fair value of these options was computed at $39,901 or $0.3990 per option.

On March 22, 2016 the Company granted 46,000 ten-year stock options, which have an exercise price of $0.695 per share to a director.  The aggregate fair value of these options was computed at $18,354 or $0.3990 per option.

On July 12, 2016, the Company granted 360,000 ten-year stock options, to five employees including one officer, which have an exercise price of $0.85 per share. The aggregate fair value of these options was $179,640 or $0.499 per option.

On August 16, 2016, the Company granted 60,000 ten-year stock options to a director of the Company.  The options granted have an exercise price of $0.85 per share.  The aggregate fair value of these options was $29,940 or $0.499 per share.

On December 16, 2016, the Company granted 14,000 ten year stock options to four directors for board participation.  The options granted have an exercise price of $0.85 per share.  The aggregate fair value of these options was $6,202 or $0.443 per share.

The Company estimates the fair value of share-based compensation utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected option term, expected volatility of our stock price over the expected option term, expected risk-free interest rate over the expected option term, expected dividend yield rate over the expected option term, and an estimate of expected forfeiture rates.

The Company believes this valuation methodology is appropriate for estimating the fair value of stock options granted to employees and directors, which is subject to ASC Topic 718 requirements. These amounts are estimates and thus may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants. The Company recognizes share-based compensation expense on a straight-line basis over the requisite service period for each award. The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted during the years ended December 31, 2016 and 2015:

Assumptions:	2016	2015
Expected term (years)	6.25	6.8
Expected volatility	63%	63%
Risk-free interest rate	0.01% - 2.07%	0.01% - 2.07%
Dividend yield	0%	0%
Expected forfeiture rate	0%	0%

The expected life is computed using the simplified method, which is the average of the vesting term and the contractual term. The expected volatility is based on an average of similar public companies historical volatility, as the Company's common stock is quoted in the over the counter market on the OTCQB Tier of the OTC Markets, Inc. The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected term of the related option at the time of the grant. Dividend yield is based on historical trends. While the Company believes these estimates are reasonable, the compensation expense recorded would increase if the expected life was increased, a higher expected volatility was used, or if the expected dividend yield increased.

The Company recorded $147,472 and $59,327 of stock option expense for the year ended December 31, 2016 and December 31, 2015 respectively. The non-cash stock option expense for years ended December 31, 2016 and 2015 have been recognized as a component of general and administrative expenses in the accompanying consolidated financial statements.

As of December 31, 2016 there were total unrecognized compensation costs related to non-vested share-based compensation arrangements of $228,167 to be recognized through December 2020.

The grant date weighted average for fair values of options granted in 2016 is $ 0.41 per option.

A summary of the Company's stock option activity during the years ended December 31, 2016 and 2015 is presented below:

	Number of Options		Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2014	1,565,000		$0.30	7.5	349,983
Granted	200,000		0.67	—	—
Exercised	(64,000)		0.50	—	—
Forfeited	-		0.50	—	—
Expired	—		—	—	—
Balance Outstanding, December 31, 2015	1,701,000		0.34	6.8	337,984
Granted	580,000		0.81	—	—
Exercised	-		—	—	—
Forfeited		-	—	—	—
Expired	—		—	—	—
Balance Outstanding, December 31, 2016	2,281,000		$0.47	6.8	$795,185
Exercisable at December 31, 2016	1,476,000		$0.31	5.6	$865,635

Summarized information with respect to options outstanding under the two option plans at December 31, 2016 is as follows:

	Options Outstanding			Options Exercisable
Range or Exercise Price	Number Outstanding	Remaining Average Contractual Life (In Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
0.14 - 0.24	720,000	1.3	$0.14	720,000	$0.14
0.25 - 0.49	351,000.9		$0.28	306,000	$0.286
0.50 - 0.85	1,210,000	4.7	$0.70	450,000	$0.61
	2,281,000	6.9	$0.47	1,476,000	$0.31

Summarized information with respect to options outstanding under the three option plans at December 31, 2015 is as follows:

	Options Outstanding			Options Exercisable
Range or Exercise Price	Number Outstanding	Remaining Average Contractual Life (In Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
0.14 - 0.24	720,000	2.1	$0.06	720,000	$0.09
0.25 - 0.49	351,000	1.5	$0.05	207,000	$0.05
0.50 - 0.78	630,000	3.2	$0.23	187,500	$0.09
	1,701,000	6.8	$0.34	1,114,500	$0.23